Summary of Significant Accounting Policies - Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 2,160	$ 3,554	$ 1,808
Unrealized foreign currency translation adjustments	(48)	45	9
Unamortized pension and other postretirement prior service credit	(59)	(52)	(33)
Other comprehensive loss, after-tax	(861)	312	409
Comprehensive income	1,299	3,866	2,217
Unrealized net capital gains and losses	(754)	319	433
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	2,252	3,189	1,877
Unrealized foreign currency translation adjustments	(55)	47	10
Unamortized pension and other postretirement prior service credit	(144)	307	(104)
Other comprehensive loss, after-tax	(953)	673	339
Comprehensive income	1,299	3,862	2,216
Unrealized net capital gains and losses	(754)	319	433
Restatement Adjustment | Impact of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	(92)	365	(69)
Unrealized foreign currency translation adjustments	7	(2)	(1)
Unamortized pension and other postretirement prior service credit	85	(359)	71
Other comprehensive loss, after-tax	92	(361)	70
Comprehensive income	0	4	1
Unrealized net capital gains and losses	$ 0	$ 0	$ 0